UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204
(Address of principal executive offices (Zip code)

Terry Gallagher

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:      4/30

Date of reporting period:      10/31/2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

Semi-Annual Report

October 31, 2006

(Unaudited)

Fund Advisor:

Toreador Research & Trading LLC

255 West Fallbrook, Suite 204

Fresno, CA 93711

Toll Free (800) 343-5902

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Funds may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-343-5902.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Russell 1000 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in this index, however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $10,000 made on June 2, 2006 (commencement of Fund operations) and held through October 31, 2006. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month end, please call 1-800-343-5902. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member NASD.

Fund Holdings – (Unaudited)

1As a percentage of net assets.

2Companies included in the S&P 500 Index, the Russell 1000 Index or with market capitalization greater than $5 billion.

3Companies with market capitalization less than $5 billion.

The Fund will invest primarily in stocks of large capitalization companies, which the Fund’s adviser, Toreador Research & Trading LLC, defines as any company included in the S&P 500© Index, or included in the Russell 1000© Index, or with a market capitalization greater than $5 billion.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period (June 2, 2006) and held for the entire period through October 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

Toreador Large Cap Fund	Beginning Account Value	Ending Account Value October 31, 2006	Expenses Paid During Period through October 31, 2006
Actual*	$1,000.00	$1,040.00	$6.36
Hypothetical**	$1,000.00	$1,017.56	$7.58

*Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 152/365 (to reflect the period since commencement of Fund operations on June 2, 2006).

** Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from May 1, 2006 to October 31, 2006.

Toreador Large Cap Fund
Schedule of Investments
October 31, 2006
(Unaudited)

Common Stocks - 92.45%	Shares	Value

Beverages - 2.07%
Constellation Brands, Inc. (a)	716	$ 19,683

Biological Products - 1.87%
Amgen, Inc. (a)	234	17,763

Canned, Fruits, Vegetables, Preserves, Jams & Jellies - 1.98%
Del Monte Foods Co.	1,749	18,872

Computers & Office Equipment - 1.80%
International Business Machines Corp.	186	17,173

Crude Petroleum & Natural Gas - 4.72%
Apache Corp.	166	10,843
Devon Energy Corp.	189	12,633
Newfield Exploration Co. (a)	279	11,380
Occidental Petroleum Corp.	215	10,092
		44,948

Computer Storage Devices - 1.64%
Seagate Technology	693	15,648

Drilling & Oil Gas Wells - 2.19%
Ensco International, Inc.	426	20,861

Electric Services - 0.56%
Firstenergy Corp.	90	5,296

Electronic Computers - 1.72%
Dell, Inc. (a)	674	16,398

Engines & Turbines - 2.04%
Brunswick Corp.	615	19,372

Finance Lessors - 3.88%
American International Group, Inc.	245	16,457
CIT Group, Inc.	393	20,456
		36,913

Fire, Marine & Casualty Insurance - 2.02%
Chubb Corp.	362	19,240

Hospital & Medical Service Plans - 1.95%
Cigna Corp.	159	18,600

Hotels & Motels - 1.27%
Choice Hotels International, Inc.	289	12,115

Household Appliances - 0.82%
Whirlpool Corp.	90	7,824

Industrial Trucks, Tractors, Trailors & Stackers - 2.35%
Terex Corp. (a)	432	22,360

Insurance Agents, Brokers & Service - 1.95%
Hartford Financial Services Group, Inc.	213	18,567

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Schedule of Investments - continued
October 31, 2006
(Unaudited)

Common Stocks - 92.45% - continued	Shares	Value

Millwood, Veneer, Plywood, & Structural Wood Members - 0.88%
Masco Corp.	302	$ 8,350

National Commercial Banks - 3.82%
Bank of America Corp.	339	18,262
Citigroup, Inc.	361	18,108
		36,370

Personal Credit Institutions - 2.44%
The First Marblehead Corp.	344	23,203

Petroleum Refining - 2.13%
Tesoro Corp.	167	10,678
Valero Energy Corp.	184	9,629
		20,307

Pharmaceutical Preparations - 5.14%
Johnson & Johnson	240	16,176
King Pharmaceuticals, Inc. (a)	1,023	17,115
Pfizer, Inc.	588	15,670
		48,961

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 0.94%
Dow Chemical Co.	220	8,974

Printed Circuit Boards - 1.62%
Jabil Circuit, Inc.	538	15,446

Public Building & Related Furniture - 0.82%
Johnson Controls, Inc.	96	7,828

Retail - Auto & Home Supply Stores - 1.44%
AutoZone, Inc. (a)	122	13,664

Retail - Department Stores - 1.32%
Kohl's Corp. (a)	178	12,567

Retail - Lumber & Other Building Materials Dealers - 1.24%
Home Depot, Inc.	317	11,834

Retail - Drug Stores & Proprietary Stores - 1.01%
Walgreen Co.	221	9,653

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Schedule of Investments - continued
October 31, 2006
(Unaudited)

Common Stocks - 92.45% - continued	Shares	Value

Retail - Eating Places - 1.38%
CBRL Group, Inc.	298	$ 13,085

Retail - Grocery Stores - 1.10%
Kroger Co.	464	10,435

Retail - Variety Stores - 1.37%
Target Corp.	221	13,079

Rolling Drawing & Extruding of Nonferrous Metals - 0.86%
Alcoa, Inc.	284	8,210

Rubber & Plastics Footwear - 2.28%
Nike, Inc. - Class B	236	21,684

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.93%
Northrop Grumman Corp.	277	18,390

Security Brokers, Dealers & Flotation Companies - 2.31%
Goldman Sachs Group, Inc.	116	22,016

Semiconductors & Related Devices - 2.93%
Marvell Technology Group, Ltd. (a)	792	14,478
Texas Instruments, Inc.	444	13,400
		27,878

Services - Computer Processing & Data Preparation - 1.72%
Fiserv, Inc. (a)	332	16,401

Services - Hospitals - 1.64%
Pediatrix Medical Group, Inc. (a)	347	15,591

Services - Medical Laboratories - 1.64%
Laboratory Corporation of America Holdings (a)	228	15,616

Services - Prepackaged Software - 1.81%
Oracle Corp. (a)	930	17,177

Services - Racing, Including Track Operation - 1.23%
International Speedway Corp. - Class A	226	11,732

Ship & Boat Building & Repairing - 1.98%
General Dynamics Corp.	265	18,841

State Commercial Banks - 2.03%
Capital One Financial Corp.	243	19,277

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 0.98%
Nucor Corp.	159	9,287

Telephone Communications (No Radiotelephone) - 1.65%
Verizon Communications, Inc.	424	15,688

Title Insurance - 1.88%
First American Corp.	439	17,924

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Schedule of Investments - continued
October 31, 2006
(Unaudited)

Common Stocks - 92.45% - continued	Shares	Value

Women's, Misses', and Junior's Outerwear - 2.20%
Liz Claiborne, Inc.	496	$ 20,916

Wholesale - Computers & Peripheral Equipment & Software - 1.90%
Ingram Micro, Inc. - Class A (a)	878	18,096

TOTAL COMMON STOCKS (Cost $830,960)		880,113

Exchange Traded Funds - 6.49%
iShares Dow Jones U.S. Transportation Index Fund	210	17,793
SPDR Trust Series 1	124	17,091
Utilities Select Sector SPDR	752	26,922

TOTAL EXCHANGE TRADED FUNDS (Cost $59,568)		61,806

Money Market Securities - 1.13%
Huntington Money Market Fund - Investment Shares, 4.44%, (b)	10,728	10,728

TOTAL MONEY MARKET SECURITIES (Cost $10,728)		10,728

TOTAL INVESTMENTS (Cost $901,256) - 100.07%		$ 952,647

Liabilities in excess of other assets - (0.07)%		(707)

TOTAL NET ASSETS - 100.00%		$ 951,940

(a) Non-income producing
(b) Variable rate security; the money market rate shown represents the rate at October 31, 2006.

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Statement of Assets and Liabilities
October 31, 2006
(Unaudited)

Assets
Investments in securities, at fair value (cost $901,256)	$ 952,647
Dividends receivable	589
Interest receivable	52
Adviser receivable	11,075
Prepaid expenses	13,430
Total assets	977,793

Liabilities
Payable to trustees and officers	1,991
Payable to administrator, fund accountant, and transfer agent	13,723
Other accrued expenses	10,139
Total liabilities	25,853

Net Assets	$ 951,940

Net Assets consist of:
Paid in capital	$ 905,087
Accumulated undistributed net investment loss	(649)
Accumulated undistributed net realized gain from investment transactions	(3,889)
Net unrealized appreciation on investments	51,391

Net Assets	$ 951,940

Shares outstanding (unlimited number of shares authorized)	91,555

Net Asset Value and offering price per share	$ 10.40

Redemption price per share* ($12.39*99%)	$ 10.30

* The Fund charges a 2.00% redemption fee on shares redeemed within 90 calendar days of purchase.

Shares are redeemed at the Net Asset Value if held longer than 30 calendar days.

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Statement of Operations
For the period ended October 31, 2006 (a)
(Unaudited)

Investment Income
Dividend income	$ 3,081
Interest income	545
Total Investment Income	3,626

Expenses
Investment Adviser fee (a)	2,828
Administration expenses	12,493
Fund accounting expenses	10,410
Transfer agent expenses	9,745
Auditing expenses	5,206
Legal expenses	6,247
Trustee expenses	2,082
CCO expenses	2,248
Registration expenses	8,951
Custodian expenses	2,499
Printing expenses	1,458
Pricing expenses	1,499
Miscellaneous expenses	249
Total Expenses	65,915
Less: Fees waived and reimbursed by Adviser (b)	(61,640)
Net operating expenses	4,275
Net Investment (Loss)	(649)

Realized & Unrealized Gain (Loss) on Investments
Net realized (loss) on investment securities	(3,889)
Change in unrealized appreciation (depreciation) on investment securities	51,391
Net realized and unrealized gain on investment securities	47,502
Net increase in net assets resulting from operations	$ 46,853

(a) For the period June 2, 2006 (commencement of Fund operations) through October 31, 2006.

(b) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Statement of Changes In Net Assets

	Period ended
	October 31, 2006
	(Unaudited)	(a)
Operations
Net investment gain (loss)	$ (649)
Net realized gain (loss) on investment securities	(3,889)
Change in unrealized appreciation (depreciation) on investment securities	51,391
Net increase in net assets resulting from operations	46,853

Capital Share Transactions
Proceeds from Fund shares sold	905,087

Net increase in net assets resulting from capital share transactions	905,087

Total Increase in Net Assets	951,940

Net Assets
Beginning of period	-

End of period	$ 951,940

Accumulated net investment (loss) included in net assets at end of period	$ (649)

Capital Share Transactions
Shares sold	91,555

Net increase from capital share transactions	91,555

(a) For the period June 2, 2006 (the date the Fund commenced operations) through October 31, 2006.

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Financial Highlights
(For a share outstanding during the period)	Period
	ended
	October
	31, 2006
	(Unaudited)	(a)

Selected Per Share Data:
Net asset value, beginning of period	$ 10.00

Income from investment operations:
Net investment (loss)	(0.01)
Net realized and unrealized gain on investments	0.41
Total from investment operations	0.40

Net asset value, end of period	$ 10.40

Total Return (b)	4.00%	(c)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 952
Ratio of expenses to average net assets	1.50%	(d)
Ratio of expenses to average net assets before reimbursement	23.10%	(d)
Ratio of net investment income to average net assets	(0.23)%	(d)
Ratio of net investment income to average net assets before reimbursement	(21.83)%	(d)
Portfolio turnover rate	99.12%

(a) For the period June 2, 2006 (the date the Fund commenced operations) through October 31, 2006.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) Not annualized.

(d) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund

Notes to the Financial Statements

October 31, 2006

(Unaudited)

NOTE 1. ORGANIZATION

Toreador Large Cap Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on December 12, 2005. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund commenced operations on June 2, 2006. The Fund’s investment objective is long-term capital appreciation. The Fund’s investment adviser is Toreador Research & Trading LLC (the “Adviser”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser subject to guidelines approved by the Board of Trustees of the Trust (the “Board”).

Fixed income securities are valued by a pricing service when the Adviser believes such prices are accurate and reflect the fair market value of such securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Toreador Large Cap Fund

Notes to the Financial Statements

October 31, 2006

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Accounting for Uncertainty in Income Taxes- In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Funds is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average net assets. For the period June 2, 2006 (commencement of operations) through October 31, 2006, the Adviser earned fees, before the waiver described below, of $2,828 from the Fund.

The Adviser has paid the offering expenses of the Fund, and has contractually agreed through April 28, 2008 to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding any 12b-1 fees, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 1.50% of the Fund’s average daily net assets. For the period June 2, 2006 (commencement of operations) through October 31, 2006, the Adviser waived fees of $61,640. The offering expense and each waiver or reimbursement by the Adviser with respect to the Fund is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding its expense limitation described above. As of October 31, 2006, the Fund was owed $11,075 by the Adviser.

The Trust retains Unified Fund Services, Inc. (“Unified”), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period June 2, 2006

Toreador Large Cap Fund

Notes to the Financial Statements

October 31, 2006 – continued

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – Continued

(commencement of operations) through October 31, 2006, Unified earned fees of $12,493 for administrative services provided to the Fund. The Trust also retains Unified to act as each Fund’s transfer agent and to provide fund accounting services. For the period ended October 31, 2006, Unified earned fees of $7,497 from the Fund for transfer agent services and $2,248 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the period June 2, 2006 (commencement of operations) through October 31, 2006, Unified earned fees of $10,410 from the Fund for fund accounting services. A trustee and certain officers of the Trust are members of management and/or employees of Unified, and/or shareholders of Unified Financial Services, Inc., (the parent of Unified).

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund. There were no payments made to the Distributor by the Fund for the period June 2, 2006 (commencement of operations) through October 31, 2006. Unified and the Distributor are wholly owned subsidiaries of Unified Financial Services, Inc. A trustee and an officer of the Trust have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor). As a result, those persons may be deemed to be affiliates of the Distributor.

The Fund has adopted a plan under Rule 12b-1 pursuant to which the Fund is authorized to pay a fee of 0.25% to the adviser or any broker-dealer or financial institution that assists the Fund in the sale and distribution of its shares or that provides shareholder servicing. The Plan has not yet been activated, although it may be activated at any time in the future. Once the Plan is activated, the Fund will pay annual 12b-1 expenses of 0.25%. These fees will, over time, increase the cost of your investment and may cost you more than paying other types of sales charges because these fees are paid out of the Fund’s assets on an on-going basis.

NOTE 4. INVESTMENTS

For the period ended October 31, 2006, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

As of October 31, 2006, the net unrealized appreciation of investments for tax purposes was as follows:

At October 31, 2006, the aggregate cost of securities for federal income tax purposes was $901,256.

Toreador Large Cap Fund

Notes to the Financial Statements

October 31, 2006 – continued

(Unaudited)

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2006, Paul Blinn owned 57.43% of the Fund and Applied Finance Group, LTD. (“AFG”), for the benefit of its customers, owned 32.07% of the Fund. Paul Blinn is the portfolio manager of the Fund and a part owner of the adviser. AFG is owned by a co-owner of the adviser, who is also a portfolio manager of the Fund. Therefore, both are affiliates of the Fund.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

The Fund made no distributions during the period June 2, 2006 (commencement of operations) through October 31, 2006.

NOTE 8. SUBSEQUENT EVENT

On November 2, 2006 Huntington Bancshares, Inc. (“Huntington”), announced it has signed a definitive agreement to purchase Unified Fund Services, Inc., and Unified Financial Securities, Inc. (collectively “Unified”).  Unified Fund Services, Inc. is the fund accountant, fund administrator and transfer agent for the Fund.  Unified Financial Securities, Inc. is the principal underwriter to the Fund.  Huntington serves as the Fund’s custodian. Unified will operate as a wholly owned subsidiary of Huntington.  The all cash transaction is scheduled to close at the end of 2006.

Renewal of Management Agreement

(Unaudited)

The Management Agreement (the “Agreement”) was initially approved by the Board, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the “Independent Trustees” and each, an “Independent Trustee”) at an in-person meeting held on February 12, 2006.

In determining whether to approve the Agreement, the Board requested and reviewed materials furnished by the Adviser in advance of the meeting, including drafts of the Adviser's prospectus and SAI. The Trustees also referred to their previous discussion with the Adviser’s management regarding their background and experience and their plans for managing the Fund’s portfolio. The Board noted that the three portfolio managers of the proposed Fund have extensive capital markets experience. They noted that the Adviser is newly formed and neither the Adviser nor any portfolio manager to the proposed Fund has prior experience managing a mutual fund. However, they noted that two of the portfolio managers have prior experience managing a hedge fund sponsored by the Adviser on a discretionary basis, and the third portfolio manager had discretionary authority over multi-million dollar proprietary accounts that he invested using derivative strategies. They noted that one of the portfolio managers stated that he was previously Vice President of a leading option market maker and then a Senior Equity derivatives trader for a hedge fund from 2000 to 2005. From 1985 to 2000 he served as an Executive Director at UBS, a global financial firm, and its predecessor banks. They also noted that two of the portfolio managers are co-founders of AFG, a financial research firm that has provided financial analyses, valuations and equity research to over 150 institutional investors and money managers since its inception in 1995, and each received his MBA from the University of Chicago.

In considering the Management Agreement on behalf of the Fund, the Trustees primarily considered that: (1) although the proposed Adviser is a newly-formed entity, and has no prior experience managing a mutual fund, the Fund’s portfolio managers have extensive capital markets experience with a focus on trading and risk management of large and complex portfolios; (2) the Adviser has agreed to cap the Fund’s expenses for its first two years of operations, which is a benefit to shareholders; and (3) the total expense ratio incurred by the Fund (after reimbursement by the Adviser) will be in-line with the typical average expense ratio charged by equity mutual funds. As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that the proposed Management Agreement was in the best interests of the Fund and its shareholders.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Fund at (800) 343-5902 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES

Gary E. Hippenstiel

Stephen A. Little

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

Terrance P. Gallagher, Vice President and Chief Financial Officer and Treasurer

Heather Bonds, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Toreador Research & Trading LLC

255 West Fallbrook, Suite 204

Fresno, CA 93711

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, Indiana 46204

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, Ohio 44145

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, Missouri 63101

CUSTODIAN

Huntington National Bank

41 South High St.

Columbus, Ohio 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, Indiana 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Item 2. Code of Ethics.	NOT APPLICABLE – disclosed with annual report.

Item 3. Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report.

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report.

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of September 20, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable – filed with annual report.

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	*/s/ Anthony Ghoston
Anthony Ghoston, President

Date: 01/09/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	*/s/ Anthony Ghoston
Anthony Ghoston, President

Date: 01/09/2007

By	*/s/ Terry Gallagher
Terry Gallagher, Interim Chief Financial Officer and Treasurer

Date: 01/09/2007